Note 9 - Long-term Investments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
9.	LONG-TERM INVESTMENTS

(In Thousands)

	December 31
	2016	2015
Cost method
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	$2,365	$2,365
X-FAB Silicon Foundries SE (“X-FAB”)	-	4,968
Philip Ventures Enterprise Fund (“PVEF”)	44	49
GEM Services, Inc. (“GEM”)	-	78
Excelliance MOS Co., Ltd (“EMC”)	1,844	1,844
Verticil Electronics Corp. (“Verticil”)	-	-
Asia Sinomos Semiconductor Inc. (“Sinomos”)	-	-
Silicon Genesis Corporation (“SiGen”)	-	-
	4,253	9,304
Available-for-sale securities – noncurrent
Etrend Hightech Corp. (“Etrend”)	-	-

	$4,253	$9,304

The following table shows the movement of gross unrealized gains and losses of the Company’s available-for-sale securities.

(In Thousands)

	Years Ended December 31
	2016	2015	2014

Balance at beginning of period	$-	$-	$398
Other comprehensive income before reclassification adjustment	523	-	74
Reclassification adjustment	(523)	-	(472)

Balance at end of period	$-	$-	$-

In
July
2008,
the Company invested in preferred shares of Sigurd Cayman for
$5,700,000
to become a strategic partner of Sigurd Microelectronics Corporation (“Sigurd”). Upon completion of the transaction, the Company obtained a
19.54%
ownership of Sigurd Cayman. The Company accounts for the investment under the cost method as the Company does not exercise significant influence over operating and financial policies of Sigurd Cayman and management of Sigurd holds the controlling interests. In
April
2010,
the Company participated in another round of preferred shares issued by Sigurd Cayman amounting to
$1,500,000.
In
September
2015,
Sigurd Cayman announced the liquidation of its wholly owned subsidiary, Sigurd Microelectronics (Wuxi) Co., Ltd. (“Sigurd Wuxi”), whose sales and operations account for the majority business of Sigurd Cayman. In view of Sigurd Cayman’s recurring financial losses and its decision to cease operations of Sigurd Wuxi, the Company determined that the decline in fair value of the investment in Sigurd Cayman was other-than-temporary and recognized an impairment charge of
$4,835,000
in
2015.
The resulting investment which was classified as Level
3
in the fair value hierarchy was valued using a discounted cash flow model considering the latest available financial information which primarily consists of cash and time deposits. The valuation inputs primarily included an estimate of future cash flows, expectations about possible variations in the amount and timing of cash flows. The significant unobservable input is assumed no future revenue and cost associated with production activities. As of
December
31,
2016,
the Company held
9,690,445
shares, which represented an
18.88%
ownership of Sigurd Cayman.

The Company invested in X-FAB’s ordinary shares in
July
2002.
X-FAB (formerly known as X-FAB Semiconductor Foundries AG) is a European-American foundry group that specializes in analog/mixed-signal application. As of
December
31,
2015,
the Company held
530,000
shares at the cost of
$4,968,000
(4,982,000
EURO), which represented a
1.60%
ownership of X-FAB. In
April
2016,
the Company sold the entire X-FAB’s ordinary shares to a
third
party company and a gain of
$413,000
was recorded for the year ended
December
31,
2016.

In
November
2005,
the Company invested in PVEF, a fund management company in Singapore, with an investment amount of
$585,000
(SG$1,000,000)
for
20
units in the placement at
SG$50,000
per unit. The Company further invested
$357,000
(SG$500,000)
in
June
2010
to obtain
30
units. A portion of the shares were redeemed by PVEF in
November
2012
and
May
2015
at a cost of
$445,000
and
$330,000,
respectively, and the carrying cost of the Company is reduced to
$167,000
accordingly. In
December
2015,
in view of the fund’s liquidation and continuous lower net asset value than the cost, the Company determined that the decline in fair value of the investment in PVEF was other-than- temporary and recognized an impairment charge of
$118,000.
The fair value for the fund was estimated based on the net asset value of the Company’s ownership interest in the fund due to the fact that distributions from fund will be received through the liquidation of the underlying assets of the fund or the redemption of shares initiated by the fund and there were no
unfunded commitments as of
December
31,
2015.
The investment was classified as Level
3
in the fair value hierarchy as the fund was redeemable at
December
31,
2015.
The Company held a
5%
interest in the fund as of
December
31,
2016.

The Company invested in GEM’s preference shares in
August
2002.
GEM is a multinational semiconductor assembly and test company. On
April
16,
2012,
GEM signed a share purchase agreement with a listed company in Taiwan which will purchase GEM’s preference share at a price of
$0.235
per share to obtain approximately
58.4%
ownership of GEM. In respect to this subsequent event, the Company considered this a Type I subsequent event and the investment to be other-than-temporarily impaired. Therefore, the Company recognized an impairment loss of
$422,000
as of
December
31,
2011.
As of
December
31,
2015,
the Company held
333,334
shares at the cost of
$78,000,
which represented a
0.35%
ownership of GEM. In
April
2016,
GEM was successfully listed on the Taiwan Stock Exchange
and as such investment was classified as available-for-sale
. In the
third
quarter of
2016,
the Company sold the entire GEM’s shares in the stock exchange market and a gain of
$523,000
was recorded for the year ended
December
31,
2016.

The Company invested
$1,960,000
(NT$62,900,000)
in EMC’s
3,468,000
ordinary shares in
June
2010.
EMC is a fabless power device design company in Taiwan, specialized in power semiconductor process development, and the design of high efficiency power device and system. In
December
2012,
the Company sold
200,000
shares in the amount of
$138,000
in the process of EMC’s getting listed on the Emerging Stock GreTai Security Market of Taiwan. As of
December
31,
2016,
the Company held
3,474,854
shares at the cost of
$1,844,000,
which represented an
11.15%
ownership of EMC.

In
July
2013,
the Company invested
$250,000
(NT$7,500,000)
in Verticil, a privately-owned manufacturer of LED power modules and integrated lighting solutions provider in Taiwan. Based on the recent operating status and a round of financing of Verticil in
August
2014,
the Company considered the investment to be other-than-temporarily impaired. Therefore, the Company recognized an impairment loss of
$83,000
(NT$2,500,000)
in the
third
quarter of
2014.
The Company sold the entire Verticile shares during the
second
half of
2015
and a gain of
$8,000
was recorded for the year ended
December
31,
2015.

The Company invested in Etrend’s ordinary shares in
December
2002,
July
2003,
and
March
2004,
respectively. Etrend is a wafer probing, packing and testing company. In
August
2007,
Etrend’s shares were listed on the Emerging Stock GreTai Security Market of Taiwan and the Company reclassified the investment in Etrend to available-for-sale securities. Etrend was successfully listed on the GreTai Securities Market of Taiwan in
November
2010.
The Company sold the entire Etrend shares in the stock exchange market during the second
half of
2014
and a gain of
$436,000
was recorded for the year ended
December
31,
2014.

In
January
2005,
the Company invested in ordinary shares of Sinomos, a privately owned foundry company, at a total amount of
$5,000,000.
In
May
and
December
2006,
the Company further invested in preferred shares of
$3,288,000
and
$4,785,000,
respectively. In
September
2008,
in view of Sinomos’ operating status and recurring financial losses, the Company determined that the decline in fair value of the investment in Sinomos was other-than-temporary and recognized an impairment charge of
$13,073,000.
Along with the recognition of impairment charge, the Company also wrote-off the outstanding prepayments in relation to Sinomos’ foundry service of
$2,942,000.
As of
December
31,
2016,
the Company held
30,101,353
of ordinary and preference shares, representing an
18.41%
ownership of Sinomos.

The Company invested in SiGen preferred shares in
December
2000.
SiGen is an advanced nanotechnology company that develops Silicon-on-insulator, stained-silicon products and other engineered multi-layer structures to microelectronics and photonic for advanced electronic and opto-electronic device applications. In
2002
and
2003,
the Company reviewed qualitative factors related to the investment, determined that the decline in value was other-than-temporary and the carrying value was decreased to zero
.
The Company held
23,946
shares of SiGen as of
December
31,
2016,
representing a
0.06%
ownership of SiGen.